Gain (loss) from Disposals of subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	[1]	₩ 72	₩ 0	₩ 0
Fair value of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		160	0	35,046
Consideration received in cash
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		160	0	898
Net assets transferred due to dissolution
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	0	34,148
Carrying value of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		158	0	35,046
Cash and Cash Equivalents
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		175	0	898
Total current financial assets
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	0	81
Trade receivables
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		11	0	0
Financial assets available-for-sale
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	0	34,089
Current financial liabilities
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	0	(22)
Trade and other payables
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		(28)	0	0
Non-controlling interests
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	0	0
Realization of unrealized gain
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		70	0	0
Other comprehensive income
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		₩ 0	₩ 0	₩ 0

[1]	Gain from disposals of subsidiaries is included in the consolidated statements of comprehensive income (loss).